Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary Of Estimated Useful Lives For Property, Plant and Equipment

The estimated useful lives for the current and comparative years are as follows:

• Computers	2 - 3 years
• Building and renovation	3 - 5 years
• Motor vehicles	5 - 7 years
• Office and other equipment	4 - 5 years

Summary Of Estimated Useful Lives For Intangible Assets	The estimated useful lives for the current and comparative years are as follows:

• Trademark	13 years
• Non-compete agreement	4 years
• Other intangible assets	3 years